Acquisitions and Dispositions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Oct. 31, 2011
Business Acquisition [Line Items]
Noncontrolling Interest, Purchase, Time Period							3 years
Gross proceeds from disposal	$ 2	$ 8	$ 13	$ 24	$ 26	$ 19
Net gain from disposal	2	4		3	10	6
Toys Labuan Holdings Limited
Business Acquisition [Line Items]
Ownership interest in Labuan				70.00%			70.00%
Acquisition price							79
Amount hold back							10
Contingent consideration							8
Interest in the business to acquire percentage							30.00%
Business Acquisition, Contingent Consideration, Potential Cash Payment	3	3
Purchase price related to Labuan acquisition paid	10	10
Toys Labuan Holdings Limited | Other Liabilities [Member]
Business Acquisition [Line Items]
Purchase price related to Labuan acquisition paid		$ 5